Common Stock and Stock Plans, Stock Options (Details) - $ / shares shares in Thousands		12 Months Ended
	Jul. 29, 2025	Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options grant date weighted average exercise price	$ 82.65
Share-Based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued		1,046